Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense
Current taxes on income	$ 91,692		$ 95,107	$ 3,304
Deferred income taxes	(73,712)		74,722	10,214
Total taxes	$ 17,980	[1]	$ 169,829	$ 13,518

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).